Average Annual Total Returns			12 Months Ended	60 Months Ended	90 Months Ended
		Oct. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
AAMA Equity Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%	14.49%	[2]
Performance Inception Date		Jul. 03, 2017
AAMA Equity Fund | S&P 500 Equal Weight Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		13.01%	13.96%	11.01%	[2]
Performance Inception Date		Jul. 03, 2017
AAMA Equity Fund | AAMA Equity Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			16.39%	10.13%	10.57%	[2]
Performance Inception Date		Jul. 03, 2017
AAMA Equity Fund | AAMA Equity Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.06%	9.36%	9.99%	[2]
Performance Inception Date		Jul. 03, 2017
AAMA Equity Fund | AAMA Equity Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.37%	7.98%	8.53%	[2]
Performance Inception Date		Jul. 03, 2017
AAMA Income Fund | Bloomberg Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		5.53%	1.10%	1.04%	[5]
Performance Inception Date		Jul. 03, 2017
AAMA Income Fund | Bloomberg 1-5 Year U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		3.76%	1.29%	1.72%	[5]
Performance Inception Date		Jul. 03, 2017
AAMA Income Fund | AAMA Income Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			3.48%	0.31%	0.64%	[5]
Performance Inception Date		Jul. 03, 2017
AAMA Income Fund | AAMA Income Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.45%	(0.21%)	0.13%	[5]
Performance Inception Date		Jul. 03, 2017
AAMA Income Fund | AAMA Income Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.05%	0.02%	0.27%	[5]
Performance Inception Date		Jul. 03, 2017

[1]	The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.
[2]	AAMA Equity Fund commenced operations on July 3, 2017.
[3]	The S&P 500 Equal Weight Index includes the same companies as the S&P 500 Index, but each company is allocated the same weight in the index at each quarterly rebalance.
[4]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s broad-based securities market index. The Bloomberg U.S. Aggregate Bond Index represents the overall U.S. dollar denominated investment grade bond market, which includes government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and other asset backed securities.
[5]	AAMA Income Fund commenced operations on July 3, 2017.
[6]	The Bloomberg 1-5 Year U.S. Government/Credit Index measures the non-securitized component of the Bloomberg U.S. Aggregate Bond Index. It includes investment grade, U.S. dollar-denominated government bonds and corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years.